Implementation of IFRS 15 (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Initial Application Of Standards Or Interpretations [Abstract]
Summary of Implementation of IFRS 15

	31 December 2017
	Reported	Adoption of IFRS 15	Revised
	£m	£m	£m
Assets
Non-current assets
Deferred tax assets	317	16	333
Other	126,755	-	126,755
Total non-current assets	127,072	16	127,088

Current assets
Trade and other receivables	4,053	-	4,053
Other	9,913	-	9,913
Total current assets	13,966	-	13,966
Total assets	141,038	16	141,054

Equity
Capital and reserves
Share capital	614	-	614
Share premium, capital redemption and merger reserves	26,602	-	26,602
Other reserves	(3,395)	3	(3,392)
Retained earnings	36,983	(48)	36,935
Owners of the parent	60,804	(45)	60,759
Non-controlling interests	222	-	222
Total equity	61,026	(45)	60,981

Liabilities
Non-current liabilities
Other	64,468	-	64,468
Total non-current liabilities	64,468	-	64,468

Current liabilities
Trade and other payables	8,847	61	8,908
Other	6,697	-	6,697
Total current liabilities	15,544	61	15,605
Total equity and liabilities	141,038	16	141,054